Earnings/(Loss) per Share	6 Months Ended
Jun. 30, 2012
Earnings/(Loss) per Share
Earnings/(Loss) per Share

14     Earnings/(Loss) per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Three months ended
	June 30, 2012	June 30, 2011
	(in thousands)
Numerator:
Net income/(Loss)	$8,966	$(231)

Denominator (number of shares):
Basic and diluted weighted average common shares outstanding	109,611	108,975

	Six months ended
	June 30, 2012	June 30, 2011
	(in thousands)
Numerator:
Net income	$18,308	$5,212

Denominator (number of shares):
Basic and diluted weighted average common shares outstanding	109,608	108,794

The Warrants issued and outstanding as of June 30, 2012 and June 30, 2011, were excluded from the diluted Earnings/(losses) per Share, because they were antidilutive.